Label	Element	Value
Institutional Class Prospectus | FPA Crescent Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FPA Crescent Fund – Institutional Class (FPACX)

Supplement dated February 18, 2022 to the Prospectus
dated April 30, 2021, as amended June 1, 2021

This Supplement amends information in the Prospectus for FPA Crescent Fund – Institutional Class (the “Fund”), dated April 30, 2021, as amended June 1, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Crescent Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Fund’s Board of Trustees has unanimously approved the elimination of the Fund’s 2% redemption fee imposed on shares held less than 90 days. In order to eliminate the 2% redemption fee, the following sections are amended effective February 18, 2022, as follows:

The section titled “Shareholder Fees” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE.
Institutional Class Prospectus | FPA Crescent Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none